Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating leases

Operating
Year ending December 31:
2022	$2,966
2023	3,233
2024	3,381
2025	3,323
2026	3,358
Total minimum lease payments	$16,261

schedule of future minimum lease payments under non-cancelable capital leases

Capital
Year ending December 31:
2022	$106
2023	95
2024	102
2025	50
2026	4
Total minimum lease payments	$357
Less: amount representing interest	44
Present value of net minimum lease payments	313
Less: current portion	85
Capital lease obligations, net of current maturities	$228

Schedule of property and equipment classified as capital leases

	December 31
	2021	2020
Vehicles	$433	$481
Machinery and equipment	—	1,732
	433	2,213
Less: accumulated amortization	186	801
Total	$247	$1,412